Subsequent events	6 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

Ordinary Shares Issued for Debt Repayment

In January 2020, the Board granted an aggregate of 3,403,037 restricted ordinary shares, with a fair value of $5,240,677, determined using the closing price of $1.54 on January 15, 2020, to Hou Sing, Mr. Xianfu Han, Mr. Weili He and Wei Zhang to repay the debts the Company owes to them.

Closing of a Private Placement

On January 23, 2020, HHT entered into a securities purchase agreement (the "SPA") with Hou Sing International Business Limited ("Hou Sing") to sell 2,000,000 ordinary shares at a per share purchase price of $1.00 (the "Shares"). On March 12, 2020, the transaction closed and the Company received proceeds of $2,000,000.

Entry into Joint Venture Agreement

On March 10, 2020, CACM and HHT, entered into a certain joint venture agreement (the "JV Agreement") with Baydolphin, Inc., a company organized under the laws of New York, ("Baydolphin"). Pursuant to the JV Agreement, among other things and subject to the terms and conditions contained therein, CACM and Baydolphin agreed to establish a limited liability company under the laws of New York, Baytao LLC (the "JV"), which will be the 100% owner of one or more operating entities in the U.S. to engage in the business of after-school education (the "Operating Entities") under the JV. Pursuant to the JV Agreement, the business of the JV shall be managed by the Board of Managers. CACM shall appoint three designees to the Board of Manager of the JV and Baydolphin shall appoint two designees to the Board of Managers. The General Manger of the JV shall be appointed by CACM and report to the Board of Managers. CACM shall contribute necessary capital for the Operating Entities to fund their operations and obtain the right to use the software platform and other technologies from Color Star, which will be provided to the JV and Operating Entities at no charge to facilitate the operation and provide online classes to the registered students of Operating Entities, and Baydolphin shall be responsible for managing the Operating Entities with its expertise in after-school education, including but not limited to recruiting and training personnel for the and implementing all promotional and marketing activities incidental to the Operating Entities. Eighty percent (80%) of the net profits or net loss of the joint venture will be distributed to or assigned to CACM and the remaining twenty percent (20%) being distributed to or assigned to Baydolphin

Entry into Letter of Intent for Disposition

On November 18, 2019, the Company received a letter (the "Notification Letter") from The Nasdaq Stock Market LLC ("Nasdaq") notifying the Company that it was not in compliance with maintaining the minimum of $2.5 million in stockholders' equity requirement for continued listing on the Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(1). On January 21, 2020, the Company received a letter ("Delisting Letter") from Nasdaq notifying the Company that Nasdaq had determined to delist the Company's securities from Nasdaq based upon the Company's non-compliance with Nasdaq Listing Rule 5550(b)(1), unless the Company timely requested a hearing before a Nasdaq Hearings Panel (the "Panel"). Accordingly, the Company timely requested a hearing before the Panel and the Company is now awaiting the Panel's decision. As discussed in more detail below, the Company believes it has taken certain actions to achieve compliance with the $2.5 million stockholders' equity requirement for continued listing on The Nasdaq Capital Market.

The Company believes it would be very difficult, if possible at all, to turn around the concrete business. Although as of the date of this Current Report, the Company's shareholders' equity exceeds the minimum Nasdaq requirement of $2.5 million as discussed in detail below, management believes that the continued operation of the concrete business would pose challenges to maintaining the necessary minimum stockholder equity requirement over the long term. As such, the Company has made a decision to dispose of the concrete business after the acquisition of Sunway Kids.

In that regard, on March 31, 2020, the Company, BVI-ACM, and Mr. Xianfu Han and Mr. Weili He (the "Purchasers"), entered into certain share purchase agreement (the "Disposition SPA"). Pursuant to the Disposition SPA, BVI-ACM will be sold in exchange for cash of $600,000. Upon the closing of the transaction (the "Disposition"), the Purchasers will become the sole shareholders of BVI-ACM and as a result, assume all assets and liabilities of BVI-ACM and its subsidiaries and VIE entities. The closing was subject to certain closing conditions including the payment of the $600,000, the receipt of a fairness opinion from ViewTrade Securities Inc. and the approval of the Company's shareholders. The closing of the Disposition was completed on May 6, 2020.

Spread of COVID-19

In December 2019, a novel strain of coronavirus causing respiratory illness, or COVID-19, has surfaced in Wuhan, China, spreading at a fast rate in January and February of 2020, and confirmed cases were also reported in other parts of the world. In reaction to this outbreak, an increasing number of countries imposed travel suspensions to and from China following the World Health Organization's "public health emergency of international concern" (PHEIC) announcement on January 30, 2020. Since this outbreak, business activities in China and many other countries including U.S. have been disrupted by a series of emergency quarantine measures taken by the government.

As a result, the Company's operations in China and U.S. have been materially affected. The Company's offices in China were temporality closed until the end of March 2020. Management believes the execution of the Company's sales contracts and collection of payments have been delayed. Additionally, New York, where the Company's U.S. operations are based, is currently significantly affected by COVID-19, which led to measures taken by the State of New York government trying to contain the spread of COVID-19, such as shelter in place, closure of schools and travel restrictions. Additional travel and other restrictions may be put in place to further control the outbreak in U.S. As a result of these, management has temporarily postponed the rolling out of the afterschool centers in New York. Accordingly, its operations and business have been and will continue to be adversely affected as the results of the wide-spread pandemic.

Consequently, the COVID-19 outbreak may materially adversely affect the Company's business operations, financial condition and operating results for 2020, including but not limited to material negative impact on the Company's total revenues, slower collection of accounts receivables and additional allowance for doubtful accounts. The extent to which COVID-19 negatively impacts its business is highly uncertain and cannot be accurately predicted. The Company believes that the coronavirus outbreak and the measures taken to control it may have a significant negative impact on not only its business, but economic activities globally. The magnitude of this negative effect on the continuity of its business operations in China and U.S. remains uncertain. These uncertainties impede its ability to conduct the Company's daily operations and could materially and adversely affect the business, financial condition and results of operations, and as a result affect the stock price and create more volatility.

Sale of Ordinary Shares and Warrants

In March 2020, the Company sold 2,727,274 ordinary shares at a $0.55 per share for total proceeds of $1.5 million to certain institutional investors. In a concurrent private placement, the Company also sold such investors warrants to purchase an aggregate of up to an aggregate of 2,727,274 ordinary shares. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

In May 2020, the Company sold 2,600,000 ordinary shares at a $0.55 per share for total proceeds of $1.4 million to certain institutional investors. In a concurrent private placement, the Company also sold such investors warrants to purchase an aggregate of up to an aggregate of 2,600,000 ordinary shares. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.